Salaries and other employee expenses - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2008 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income		$ 401,000	$ 306,000	$ 570,000
Restricted shares to directors		924,000	1,100,000	1,400,000
Cost pending amortization		$ 697,000
Duration of amortization of restricted cash		2 years 3 months 29 days
Vested shares, fair value		$ 949,000	1,100,000	1,400,000
Amortization cost, restricted shares		984,000	640,000	359,000
Balance outstanding, restricted shares		$ 592,000
Duration of amortization of restricted cash		3 years 2 months 1 day
Weighted average fair value at measurement date, share options vested		$ 838,000	256,000	168,000
Expiration period		7 years
Exercise rate of outstanding share options		25.00%
Wages and salaries		$ 13,803,000	$ 13,717,000	13,232,000
“Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		63,000
Number of shares issued | shares			57,000
Percentage of vesting of restricted share		25.00%
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options		$ 1,000,000	$ 902,000	355,000
Wages and salaries		67,000	75,000	87,000
Maximum of the year | Key management personnel of entity or parent | “Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares to be granted | shares	3,000,000
Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, restricted shares granted		$ 923,000	$ 727,000	$ 1,300,000
Restricted Stocks | Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		75,796	51,829	23,743
Stock options
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of share options exercised in share-based payment arrangement | shares		0	0	0
share-based payment arrangements, Tranche two | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%